Quarterly Financial Data (Quarterly Financial Information) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Financial Data
Revenues	$ 24,030	$ 23,668	$ 23,264	$ 23,193	$ 21,784	$ 21,695	$ 21,655	$ 22,004	$ 94,155	$ 87,138	$ 81,186
Operating costs	22,228	21,523	21,363	21,177	20,209	20,019	20,215	20,336	86,291	80,779	75,923
Earnings from operations	1,802	2,145	1,901	2,016	1,575	1,676	1,440	1,668	7,864	6,359	5,263
Net earnings	$ 1,043	$ 1,277	$ 1,123	$ 1,191	$ 944	$ 1,035	$ 859	$ 984	$ 4,634	$ 3,822	$ 2,977
Basic net earnings per common share	$ 0.95	$ 1.15	$ 1.00	$ 1.04	$ 0.82	$ 0.90	$ 0.73	$ 0.82	$ 4.14	$ 3.27	$ 2.45
Diluted net earnings per common share	$ 0.94	$ 1.14	$ 0.99	$ 1.03	$ 0.81	$ 0.89	$ 0.73	$ 0.81	$ 4.10	$ 3.24	$ 2.40